Fixed assets - Depreciation and amortization - Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	€ (4,796)	€ (4,880)	€ (4,838)
Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	(4,060)	(4,170)	(4,183)
Technology Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	(294)	(297)	(300)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	(240)	(239)	(227)
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation and amortization, property, plant and equipment	€ (118)	€ (119)	€ (114)